Investment in Partnership (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Feb. 01, 2010
Investment in Partnership [Abstract]
Equity Investment in Affiliate			$ 58.6
Equity method investment, ownership percentage			48.15%
Income (Loss) of Equity Investment in Affiiate	$ 4.2	$ 2.2